Eaton Vance

Tax-Managed Buy-Write Income Fund

March 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.7%

Security	Shares	Value
Aerospace & Defense — 2.3%
Boeing Co. (The)(1)	15,384	$2,294,370
Northrop Grumman Corp.(1)	10,561	3,195,230
Textron, Inc.	11,648	310,652
United Technologies Corp.(1)	15,120	1,426,270

		$7,226,522

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	5,324	$352,449

		$352,449

Airlines — 0.4%
Southwest Airlines Co.(1)	36,616	$1,303,896

		$1,303,896

Auto Components — 0.2%
Lear Corp.(1)	7,250	$589,062

		$589,062

Banks — 4.4%
Bank of America Corp.(1)	96,896	$2,057,102
Citigroup, Inc.(1)	18,101	762,414
Fifth Third Bancorp(1)	57,446	853,073
JPMorgan Chase & Co.(1)	66,267	5,966,018
KeyCorp	85,122	882,715
M&T Bank Corp.	4,618	477,640
PNC Financial Services Group, Inc. (The)(1)	13,046	1,248,763
Truist Financial Corp.	7,171	221,154
Wells Fargo & Co.(1)	56,443	1,619,914

		$14,088,793

Beverages — 2.3%
Coca-Cola Co. (The)(1)	65,756	$2,909,703
PepsiCo, Inc.(1)	37,212	4,469,161

		$7,378,864

Biotechnology — 2.6%
AbbVie, Inc.(1)	19,355	$1,474,657
Amgen, Inc.(1)	15,371	3,116,163
Gilead Sciences, Inc.(1)	27,095	2,025,622
Incyte Corp.(2)	18,462	1,351,972
Vertex Pharmaceuticals, Inc.(2)	1,850	440,208

		$8,408,622

Capital Markets — 1.8%
Cboe Global Markets, Inc.	3,362	$300,058
Charles Schwab Corp. (The)	16,257	546,560

Security	Shares	Value
S&P Global, Inc.(1)	14,151	$3,467,703
State Street Corp.(1)	27,413	1,460,291

		$5,774,612

Chemicals — 1.6%
AdvanSix, Inc.(2)	1,530	$14,596
Corteva, Inc.(1)(2)	26,850	630,975
Dow, Inc.(2)	19,954	583,455
Eastman Chemical Co.	3,608	168,061
Ingevity Corp.(2)	2,787	98,102
LyondellBasell Industries NV, Class A	13,836	686,681
Sherwin-Williams Co. (The)(1)	6,315	2,901,869

		$5,083,739

Commercial Services & Supplies — 0.1%
Waste Management, Inc.(1)	4,649	$430,311

		$430,311

Communications Equipment — 1.2%
Cisco Systems, Inc.(1)	98,957	$3,890,000

		$3,890,000

Construction Materials — 0.2%
Vulcan Materials Co.	5,482	$592,440

		$592,440

Consumer Finance — 1.1%
American Express Co.(1)	23,394	$2,002,761
Discover Financial Services(1)	38,799	1,383,960

		$3,386,721

Containers & Packaging — 0.5%
Avery Dennison Corp.(1)	15,307	$1,559,324

		$1,559,324

Distributors — 0.6%
Genuine Parts Co.(1)	27,494	$1,851,171

		$1,851,171

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(1)(2)	22,765	$4,162,125

		$4,162,125

Diversified Telecommunication Services — 1.8%
AT&T, Inc.(1)	105,323	$3,070,165
Verizon Communications, Inc.(1)	48,815	2,622,830

		$5,692,995

Security	Shares	Value
Electric Utilities — 1.3%
Duke Energy Corp.(1)	17,263	$1,396,231
Edison International	20,090	1,100,731
Exelon Corp.	5,174	190,455
NRG Energy, Inc.	5,878	160,234
Pinnacle West Capital Corp.(1)	7,168	543,263
Xcel Energy, Inc.	12,009	724,143

		$4,115,057

Electrical Equipment — 0.4%
Emerson Electric Co.(1)	29,903	$1,424,878

		$1,424,878

Entertainment — 2.3%
Netflix, Inc.(1)(2)	6,250	$2,346,875
Take-Two Interactive Software, Inc.(2)	5,268	624,837
Walt Disney Co. (The)(1)	46,840	4,524,744

		$7,496,456

Equity Real Estate Investment Trusts (REITs) — 2.7%
Apartment Investment & Management Co., Class A(1)	12,051	$423,593
AvalonBay Communities, Inc.(1)	11,002	1,619,164
Crown Castle International Corp.(1)	7,305	1,054,842
Equity Residential(1)	14,774	911,704
Host Hotels & Resorts, Inc.(1)	25,369	280,074
Iron Mountain, Inc.	14,150	336,770
Kimco Realty Corp.(1)	78,276	756,929
ProLogis, Inc.(1)	22,296	1,791,929
SBA Communications Corp.(1)	5,473	1,477,546

		$8,652,551

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.(1)	4,622	$1,317,871
Kroger Co. (The)	18,607	560,443
Walgreens Boots Alliance, Inc. (1)	29,496	1,349,442
Walmart, Inc.	7,859	892,939

		$4,120,695

Food Products — 1.5%
General Mills, Inc.	7,776	$410,340
Kellogg Co.	6,243	374,518
Mondelez International, Inc., Class A(1)	46,954	2,351,456
Tyson Foods, Inc., Class A(1)	28,696	1,660,637

		$4,796,951

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories(1)	61,114	$4,822,506
Baxter International, Inc.(1)	37,878	3,075,315
Stryker Corp.(1)	18,766	3,124,351
Zimmer Biomet Holdings, Inc.	3,848	388,956

		$11,411,128

Security	Shares	Value
Health Care Providers & Services — 3.0%
Centene Corp.(1)(2)	14,424	$856,930
CVS Health Corp.(1)	42,389	2,514,939
UnitedHealth Group, Inc.(1)	24,431	6,092,603

		$9,464,472

Hotels, Restaurants & Leisure — 1.7%
Chipotle Mexican Grill, Inc.(2)	374	$244,746
Marriott International, Inc., Class A(1)	12,488	934,227
Marriott Vacations Worldwide Corp.	2,064	114,717
McDonald’s Corp.(1)	24,279	4,014,533
Wyndham Destinations, Inc.	11,235	243,799

		$5,552,022

Household Durables — 0.4%
Leggett & Platt, Inc.	11,383	$303,699
Lennar Corp., Class A(1)	18,642	712,124
Newell Brands, Inc.	15,292	203,078

		$1,218,901

Household Products — 1.9%
Clorox Co. (The)(1)	6,843	$1,185,550
Kimberly-Clark Corp.(1)	19,850	2,538,219
Procter & Gamble Co. (The)(1)	21,151	2,326,610

		$6,050,379

Industrial Conglomerates — 2.1%
3M Co.(1)	21,663	$2,957,216
Honeywell International, Inc.(1)	27,158	3,633,469

		$6,590,685

Insurance — 3.2%
Allstate Corp. (The)(1)	30,550	$2,802,351
Chubb, Ltd.	2,741	306,142
Cincinnati Financial Corp.(1)	18,908	1,426,609
Lincoln National Corp.	39,818	1,048,010
Marsh & McLennan Cos., Inc.(1)	34,246	2,960,909
MetLife, Inc.	4,629	141,509
Principal Financial Group, Inc.(1)	29,001	908,891
Prudential Financial, Inc.	6,075	316,750
Travelers Cos., Inc. (The)	3,902	387,664

		$10,298,835

Interactive Media & Services — 5.7%
Alphabet, Inc., Class A(1)(2)	5,303	$6,161,821
Alphabet, Inc., Class C(1)(2)	5,749	6,684,994
Facebook, Inc., Class A(1)(2)	33,400	5,571,120

		$18,417,935

Security	Shares	Value
Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.(1)(2)	5,364	$10,458,298
Booking Holdings, Inc.(1)(2)	1,797	2,417,540

		$12,875,838

IT Services — 4.8%
Fidelity National Information Services, Inc.(1)	26,132	$3,178,696
International Business Machines Corp.(1)	10,519	1,166,873
Mastercard, Inc., Class A(1)	22,737	5,492,350
VeriSign, Inc.(1)(2)	15,482	2,788,153
Visa, Inc., Class A(1)	16,455	2,651,230

		$15,277,302

Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.(1)	14,917	$4,230,461

		$4,230,461

Machinery — 0.6%
Caterpillar, Inc.	2,706	$314,004
Snap-on, Inc.(1)	6,380	694,272
Stanley Black & Decker, Inc.(1)	8,690	869,000

		$1,877,276

Media — 1.4%
Comcast Corp., Class A(1)	132,498	$4,555,281

		$4,555,281

Metals & Mining — 0.2%
Newmont Corp.	17,228	$780,084

		$780,084

Multi-Utilities — 2.4%
Centerpoint Energy, Inc.	29,478	$455,435
CMS Energy Corp.(1)	51,125	3,003,594
Dominion Energy, Inc.	1,997	144,163
DTE Energy Co.(1)	10,342	982,180
NiSource, Inc.(1)	49,999	1,248,475
Public Service Enterprise Group, Inc.(1)	34,219	1,536,775
Sempra Energy	2,692	304,169

		$7,674,791

Oil, Gas & Consumable Fuels — 2.8%
Cabot Oil & Gas Corp.	36,474	$626,988
Chevron Corp.(1)	42,470	3,077,376
Diamondback Energy, Inc.	55,053	1,442,389
EOG Resources, Inc.(1)	25,247	906,872
Exxon Mobil Corp.	19,940	757,122
Marathon Petroleum Corp.	31,956	754,801
Phillips 66(1)	24,334	1,305,519
Williams Cos., Inc. (The)	5,535	78,320

		$8,949,387

Security	Shares	Value
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A(1)	3,326	$529,965

		$529,965

Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.(1)	63,554	$3,542,500
Johnson & Johnson(1)	41,676	5,464,974
Merck & Co., Inc.(1)	63,657	4,897,770
Pfizer, Inc.(1)	67,321	2,197,357

		$16,102,601

Professional Services — 0.2%
ManpowerGroup, Inc.	1,193	$63,217
Robert Half International, Inc.(1)	13,943	526,348

		$589,565

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(2)	8,158	$307,638

		$307,638

Road & Rail — 1.4%
J.B. Hunt Transport Services, Inc.	3,521	$324,742
Kansas City Southern(1)	11,539	1,467,530
Norfolk Southern Corp.(1)	18,735	2,735,310

		$4,527,582

Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.(1)(2)	61,873	$2,813,984
Analog Devices, Inc.(1)	16,160	1,448,744
Applied Materials, Inc.(1)	15,313	701,642
Broadcom, Inc.(1)	8,718	2,067,038
Intel Corp.(1)	31,164	1,686,596
NVIDIA Corp.(1)	20,062	5,288,343
QUALCOMM, Inc.	10,487	709,445
Teradyne, Inc.(1)	28,870	1,563,888

		$16,279,680

Software — 8.4%
Adobe, Inc.(1)(2)	2,517	$801,010
Microsoft Corp.(1)	130,986	20,657,802
Oracle Corp.(1)	86,693	4,189,873
salesforce.com, inc.(1)(2)	9,563	1,376,881

		$27,025,566

Specialty Retail — 2.4%
Advance Auto Parts, Inc.	3,365	$314,022
Home Depot, Inc. (The)(1)	29,464	5,501,223
Tiffany & Co.(1)	14,641	1,896,010

		$7,711,255

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.(1)	72,397	$18,409,833

		$18,409,833

Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B(1)	30,243	$2,502,306

		$2,502,306

Tobacco — 1.1%
Philip Morris International, Inc.(1)	47,032	$3,431,455

		$3,431,455

Trading Companies & Distributors — 0.2%
Fastenal Co.(1)	20,160	$630,000

		$630,000

Total Common Stocks — 101.7% (identified cost $110,472,901)		$325,650,457

Total Written Call Options — (2.1)% (premiums received $7,503,050)		$(6,664,020)

Other Assets, Less Liabilities — 0.4%		$1,201,552

Net Assets — 100.0%		$320,187,989

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

Written Call Options — (2.1)%

Exchange-Traded Options — (2.1)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	105	$27,138,195	$3,025	4/6/20	$(2,100)
S&P 500 Index	102	26,362,818	3,000	4/8/20	(3,570)
S&P 500 Index	94	24,295,146	2,850	4/9/20	(23,970)
S&P 500 Index	108	27,913,572	2,700	4/13/20	(334,800)
S&P 500 Index	105	27,138,195	2,600	4/15/20	(896,175)
S&P 500 Index	99	25,587,441	2,600	4/17/20	(918,720)
S&P 500 Index	99	25,587,441	2,525	4/20/20	(1,425,600)
S&P 500 Index	99	25,587,441	2,525	4/22/20	(1,492,920)
S&P 500 Index	97	25,070,523	2,700	4/24/20	(552,900)
S&P 500 Index	99	25,587,441	2,700	4/27/20	(597,960)
S&P 500 Index	99	25,587,441	2,750	4/29/20	(415,305)

Total					$(6,664,020)

At March 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$325,650,457 *	$—	$—	$325,650,457
Total Investments	$325,650,457	$—	$—	$325,650,457

Liability Description
Written Call Options	$(6,664,020)	$—	$—	$(6,664,020)
Total	$(6,664,020)	$—	$—	$(6,664,020)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.